Repurchase Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of repurchase transactions [Abstract]
Summary of Repo Transactions and Reverse Repo Transactions
As of the indicated dates, the Group maintains the following repurchase transactions:

	12.31.24	12.31.23
Debtors for Reverse Repurchase Transactions of Government Securities	—	2,527,420,963
Interest Accrued Receivable for Reverse Repurchase Transactions	—	20,773,308
Total Repurchase Transactions—Assets	—	2,548,194,271

	12.31.24	12.31.23
Creditors for Repurchase Transactions of Government Securities	388,945,477	50,497,619
Interest Accrued Payable for Repurchase Transactions	755,785	342,057
Total Repurchase Transactions—Liabilities	389,701,262	50,839,676

Summary of Repo Agreements in Financial Assets Pledged as Collateral and Reverse Repo Agreements in Off-Balance Sheet Items
The notional values of the assets transferred in repurchase transactions are presented in Note 7 and Schedule O.

	12.31.24	12.31.23
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	—	2,541,780,399
Forward purchases for Repurchase transactions recorded in Financial Assets Pledged as Collateral	—	41,138,167